Inocme Tax - Schdeule of Effective Income Tax (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Book Income			$ (981,800)	$ (1,482,400)
Goodwill amortization			(81,100)	$ 1,176,200
Allowance for Doubtful Accounts			5,800
Meals and entertainment			$ 4,000	$ 1,000
Unrealized (gain) loss on exchange rate
Stock compensation expense				$ 3,900
Valuation allowance			$ 1,053,100	$ 301,300
Provision (benefit) for income taxes